Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares [member] Common Class B [Member]	Common shares [member] Common Stock Other Than B Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [member]
Beginning Balance, at Dec. 31, 2021	$ 706,178	$ 2	$ 1,936	$ 1,461,730		$ (757,317)	$ (173)
Beginning Balance, (Shares) at Dec. 31, 2021		18,500,000	193,585,625
Net loss	(181,636)					(181,636)
Stock-based compensation	89,817			89,817
Vesting of shares			$ 56	(56)
Vesting of shares (Shares)			5,566,393
Issuance of common stock in connection with business combinations	17,452		$ 27	17,425
Issuance of common stock in connection with business combinations (Shares)			2,701,576
Issuance of common stock in connection with warrant redemptions	1			1
Issuance of common stock in connection with warrant redemptions (Shares)			101
Foreign currency translation adjustment	(54,996)						(54,996)
Ending Balance, at Dec. 31, 2022	576,816	$ 2	$ 2,019	1,568,917		(938,953)	(55,169)
Ending Balance, (Shares) at Dec. 31, 2022		18,500,000	201,853,695
Net loss	(85,534)					(85,534)
Stock-based compensation	35,168			35,168
Vesting of shares			$ 16	(16)
Vesting of shares (Shares)			1,639,196
Issuance of common stock in connection with business combinations	10,157		$ 21	10,136
Issuance of common stock in connection with business combinations (Shares)			2,063,697
Issuance of common stock in connection with warrant redemptions	14,300		$ 76	31,877	$ (17,653)
Issuance of common stock in connection with warrant redemptions (Shares)			7,668,280		(4,105,948)
Foreign currency translation adjustment	22,112						22,112
Ending Balance, at Dec. 31, 2023	573,019	$ 2	$ 2,132	1,646,082	$ (17,653)	(1,024,487)	(33,057)
Ending Balance, (Shares) at Dec. 31, 2023		18,500,000	213,224,868		(4,105,948)
Net loss	(63,040)					(63,040)
Stock-based compensation	54,004			54,004
Vesting of shares			$ 21	(21)
Vesting of shares (Shares)			2,037,106
Foreign currency translation adjustment	8,422						8,422
Ending Balance, at Dec. 31, 2024	$ 572,405	$ 2	$ 2,153	$ 1,700,065	$ (17,653)	$ (1,087,527)	$ (24,635)
Ending Balance, (Shares) at Dec. 31, 2024		18,500,000	215,261,974		(4,105,948)